Income Tax - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets	€ 95,344	€ 76,251
Deferred tax liabilities	(12,560)	(9,624)
Deferred tax (liability) asset	(82,784)	(66,627)	€ (48,258)
Intangible Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	1,520	(1,649)
Unremitted Earnings
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	(2,260)	(2,260)
Contract balances
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	(11,485)	(13,552)
Property Plant and Equipments
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	37,818	30,150
Revaluations of Investment Properties to Fair Value
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	4,722	5,712
Expected Credit Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	1,309	1,279
Derivatives
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	412	(708)
Leases
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	682	308
Long Term Incentives
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset		12
Provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	7,540	6,845
Accruals and Other Provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	947	578
Tax Losses Carry Forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	41,175	36,251
Start up costs IPO SG spa
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	1,342	2,684
Borrowing costs capitalized
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	(2,075)	(550)
Other Effects
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	€ 1,137	€ 1,527